LONG TERM DEBT, NET OF DISCOUNT (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term Purchase Commitment [Line Items]
2015	$ 5,401
2016	10,554
2017	9,801
2018	9,040
2019	$ 14